STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.1%
Australia - 5.5%
AGL Energy Ltd.	343,680	[a]	1,876,204
Aristocrat Leisure Ltd.	36,635		886,039
ASX Ltd.	152,173		7,352,696
Brambles Ltd.	180,652		1,478,317
Fortescue Metals Group Ltd.	205,178		2,730,852
Macquarie Group Ltd.	37,379		4,624,192
			18,948,300
Austria - 1.6%
OMV AG	106,525	[b]	5,650,786
Belgium - 1.4%
Ageas SA	117,831		4,754,002
Denmark - .4%
AP Moller - Maersk A/S, Cl. B	688	[b]	1,501,134
France - 17.3%
AXA SA	84,413	[b]	2,414,787
BNP Paribas SA	185,098	[b]	10,479,323
Cie Generale des Etablissements Michelin SCA	189,223	[b]	5,348,500
Euroapi SA	4,248	[b]	75,680
Klepierre SA	128,736	[b]	2,999,609
LVMH SE	14,139		10,947,272
Publicis Groupe SA	129,975	[b]	8,596,466
Sanofi	135,923	[b]	12,280,174
Teleperformance	11,827	[b]	2,679,138
Vinci SA	41,005		4,174,905
			59,995,854
Germany - 9.4%
Allianz SE	15,015	[b]	3,202,748
Bayer AG	152,290	[b]	8,803,659
Daimler Truck Holding AG	55,015	[b]	1,795,196
Deutsche Post AG	229,363	[b]	9,046,958
Evonik Industries AG	197,446	[b]	3,851,121
HeidelbergCement AG	20,332	[b]	1,101,807
Mercedes-Benz Group AG	73,873	[b]	4,962,172
			32,763,661
Hong Kong - .9%
Sun Hung Kai Properties Ltd.	270,000		3,265,001
Italy - 4.5%
Enel SPA	1,908,876		10,400,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Italy - 4.5% (continued)
Eni SPA	360,505		5,351,463
			15,752,012
Japan - 19.5%
Advantest Corp.	57,800		3,974,142
Casio Computer Co.	242,500		2,400,121
FUJIFILM Holdings Corp.	33,700		1,823,094
Fujitsu Ltd.	35,100		4,766,127
ITOCHU Corp.	189,200		5,960,886
Mitsubishi Electric Corp.	232,200		2,345,086
Mizuho Financial Group Inc.	110,700		1,380,512
Nintendo Co.	79,100		3,404,125
Nippon Telegraph & Telephone Corp.	351,600		9,742,829
Recruit Holdings Co.	107,000		3,415,268
Renesas Electronics Corp.	413,200	[b]	4,092,263
Shionogi & Co.	102,300		5,200,421
Sony Group Corp.	76,600		6,340,358
Sumitomo Mitsui Financial Group Inc.	207,700		7,040,695
Tokyo Electron Ltd.	11,600		3,974,820
Trend Micro Inc.	39,200		1,946,064
			67,806,811
Netherlands - 6.9%
ASML Holding NV	20,973		12,757,270
ING Groep NV	328,291	[b]	3,991,624
Koninklijke Ahold Delhaize NV	246,476	[b]	7,146,072
			23,894,966
Norway - .6%
Yara International ASA	44,594		2,041,555
Singapore - .8%
Singapore Exchange Ltd.	188,200		1,261,476
United Overseas Bank Ltd.	72,000	[b]	1,661,080
			2,922,556
Spain - .8%
ACS Actividades de Construccion y Servicios SA	96,112	[b]	2,724,835
Switzerland - 7.8%
Kuehne + Nagel International AG	26,683	[b]	6,487,416
Novartis AG	49,031	[b]	4,371,408
Roche Holding AG	38,850	[b]	12,627,692
Sonova Holding AG	8,621	[b]	2,209,450
STMicroelectronics NV	32,642		1,263,073
			26,959,039
United Kingdom - 17.7%
Ashtead Group PLC	78,002	[b]	4,754,106
BAE Systems PLC	380,729		3,779,462

Description		Shares		Value ($)
Common Stocks - 95.1% (continued)
United Kingdom - 17.7% (continued)
BP PLC		338,448		2,024,825
Bunzl PLC		41,780		1,534,575
Burberry Group PLC		241,895		6,384,048
Centrica PLC		2,763,275		3,178,558
Diageo PLC		85,724	[b]	3,983,204
Ferguson PLC		46,905		5,318,398
GSK PLC		308,384		5,238,580
Haleon PLC		381,375	[b]	1,313,262
Imperial Brands PLC		70,481		1,810,502
Legal & General Group PLC		741,734	[b]	2,287,208
Melrose Industries PLC		854,474		1,392,251
Rio Tinto PLC		70,327	[b]	4,777,640
Shell PLC		55,895		1,635,269
SSE PLC		139,812		2,906,100
Tate & Lyle PLC		147,741		1,316,535
Unilever PLC		28,947		1,453,263
Vodafone Group PLC		5,543,572		6,159,598
				61,247,384
Total Common Stocks (cost $335,237,564)				330,227,896

Exchange-Traded Funds - .7%
United States - .7%
iShares MSCI EAFE ETF (cost $2,315,522)		36,291	[a,b]	2,435,852
	Preferred Dividend Yield (%)
Preferred Stocks - 2.1%
Germany - 2.1%
Volkswagen AG (cost $11,107,261)	5.52	50,666		7,380,209
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,298,554)	3.94	2,298,554	[c]	2,298,554

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,254,785)	3.94	4,254,785	[c]	4,254,785
Total Investments (cost $355,213,686)		99.8%		346,597,296
Cash and Receivables (Net)		.2%		557,236
Net Assets		100.0%		347,154,532

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $4,176,292 and the value of the collateral was $4,254,785. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	330,227,896	††	-	330,227,896
Equity Securities - Preferred Stocks	-	7,380,209	††	-	7,380,209
Exchange-Traded Funds	2,435,852	-		-	2,435,852
Investment Companies	6,553,339	-		-	6,553,339

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized depreciation on investments was $8,616,390, consisting of $30,418,351 gross unrealized appreciation and $39,034,741 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.